Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 27, 2012
Registrant Name	dei_EntityRegistrantName	SEI ASSET ALLOCATION TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003632
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 27, 2012
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

SAAT AGGRESSIVE STRATEGY FUND (Prospectus Summary): | SAAT AGGRESSIVE STRATEGY FUND
Aggressive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Aggressive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT AGGRESSIVE STRATEGY FUND - CLASS A SAAT AGGRESSIVE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)	[1]	1.03%
Total Annual Fund Operating Expenses	[2]	1.40%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the ���Financial Highlights��� section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading ���Fees and Expenses,��� in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT AGGRESSIVE STRATEGY FUND - CLASS A SAAT AGGRESSIVE STRATEGY FUND	143	443	766	1,680

There are no other changes to the fees and expenses of the Aggressive Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (Prospectus Summary): | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aggressive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Aggressive Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading ���Fees and Expenses,��� in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Aggressive Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)
SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSGAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the ���Financial Highlights��� section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT AGGRESSIVE STRATEGY FUND (Second Summary Prospectus) | SAAT AGGRESSIVE STRATEGY FUND
Aggressive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Aggressive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT AGGRESSIVE STRATEGY FUND - CLASS D SAAT AGGRESSIVE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)	[1]	1.03%
Total Annual Fund Operating Expenses	[2]	2.40%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT AGGRESSIVE STRATEGY FUND - CLASS D SAAT AGGRESSIVE STRATEGY FUND	243	748	1,280	2,736

There are no other changes to the fees and expenses of the Aggressive Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (Second Summary Prospectus) | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aggressive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Aggressive Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Aggressive Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)
SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASDX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,736

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT AGGRESSIVE STRATEGY FUND (Third Summary Prospectus) | SAAT AGGRESSIVE STRATEGY FUND
Aggressive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Aggressive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT AGGRESSIVE STRATEGY FUND - CLASS I SAAT AGGRESSIVE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses (AFFE)	[1]	1.03%
Total Annual Fund Operating Expenses	[2]	1.66%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT AGGRESSIVE STRATEGY FUND - CLASS I SAAT AGGRESSIVE STRATEGY FUND	169	523	902	1,965

There are no other changes to the fees and expenses of the Aggressive Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (Third Summary Prospectus) | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aggressive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Aggressive Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Aggressive Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)
SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAIX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,965

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MARKET GROWTH STRATEGY FUND (Prospectus Summary): | SAAT MARKET GROWTH STRATEGY FUND
Market Growth Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Market Growth Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MARKET GROWTH STRATEGY FUND - CLASS A SAAT MARKET GROWTH STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.96%
Total Annual Fund Operating Expenses	[2]	1.33%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MARKET GROWTH STRATEGY FUND - CLASS A SAAT MARKET GROWTH STRATEGY FUND	135	421	729	1,601

There are no other changes to the fees and expenses of the Market Growth Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Prospectus Summary): | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Market Growth Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Market Growth Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Market Growth Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)
SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRWAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MARKET GROWTH STRATEGY FUND (Second Summary Prospectus) | SAAT MARKET GROWTH STRATEGY FUND
Market Growth Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Market Growth Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MARKET GROWTH STRATEGY FUND - CLASS D SAAT MARKET GROWTH STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.96%
Total Annual Fund Operating Expenses	[2]	2.33%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MARKET GROWTH STRATEGY FUND - CLASS D SAAT MARKET GROWTH STRATEGY FUND	236	727	1,245	2,666

There are no other changes to the fees and expenses of the Market Growth Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Second Summary Prospectus) | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Market Growth Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Market Growth Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Market Growth Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)
SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMKDX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	236
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,666

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MARKET GROWTH STRATEGY FUND (Third Summary Prospectus) | SAAT MARKET GROWTH STRATEGY FUND
Market Growth Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Market Growth Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MARKET GROWTH STRATEGY FUND - CLASS I SAAT MARKET GROWTH STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.96%
Total Annual Fund Operating Expenses	[2]	1.59%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MARKET GROWTH STRATEGY FUND - CLASS I SAAT MARKET GROWTH STRATEGY FUND	162	502	866	1,889

There are no other changes to the fees and expenses of the Market Growth Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Third Summary Prospectus) | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Market Growth Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Market Growth Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Market Growth Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)
SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGSX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,889

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MODERATE STRATEGY FUND (Prospectus Summary): | SAAT MODERATE STRATEGY FUND
Moderate Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Moderate Strategy Fund

Under the heading ���Fees and Expenses,��� in the Fund Summary for the Moderate Strategy Fund, the ���Annual Fund Operating Expenses��� table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MODERATE STRATEGY FUND - CLASS A SAAT MODERATE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.78%
Total Annual Fund Operating Expenses	[2]	1.15%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the ���Financial Highlights��� section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MODERATE STRATEGY FUND - CLASS A SAAT MODERATE STRATEGY FUND	117	365	633	1,398

There are no other changes to the fees and expenses of the Moderate Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (Prospectus Summary): | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Moderate Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Moderate Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading ���Fees and Expenses,��� in the Fund Summary for the Moderate Strategy Fund, the ���Annual Fund Operating Expenses��� table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Moderate Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)
SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMOAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the ���Financial Highlights��� section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MODERATE STRATEGY FUND (Second Summary Prospectus) | SAAT MODERATE STRATEGY FUND
Moderate Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Moderate Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MODERATE STRATEGY FUND - CLASS D SAAT MODERATE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.78%
Total Annual Fund Operating Expenses	[2]	2.15%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MODERATE STRATEGY FUND - CLASS D SAAT MODERATE STRATEGY FUND	218	673	1,154	2,483

There are no other changes to the fees and expenses of the Moderate Strategy Fund.
In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (Second Summary Prospectus) | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Moderate Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Moderate Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Moderate Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)
SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSDX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,483

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT MODERATE STRATEGY FUND (Third Summary Prospectus) | SAAT MODERATE STRATEGY FUND
Moderate Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Moderate Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MODERATE STRATEGY FUND - CLASS I SAAT MODERATE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.78%
Total Annual Fund Operating Expenses	[2]	1.41%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MODERATE STRATEGY FUND - CLASS I SAAT MODERATE STRATEGY FUND	144	446	771	1,691

There are no other changes to the fees and expenses of the Moderate Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (Third Summary Prospectus) | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Moderate Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Moderate Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Moderate Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)
SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSIX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,691

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CONSERVATIVE STRATEGY FUND (Prospectus Summary): | SAAT CONSERVATIVE STRATEGY FUND
Conservative Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Prospectus Summary): | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Conservative Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)
SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVSAX

SAAT CONSERVATIVE STRATEGY FUND (Second Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Conservative Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Second Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Conservative Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)
SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSTDX

SAAT CONSERVATIVE STRATEGY FUND (Third Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Conservative Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Third Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Conservative Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)
SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICIX

SAAT CORE MARKET STRATEGY FUND (Prospectus Summary): | SAAT CORE MARKET STRATEGY FUND
Core Market Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Core Market Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CORE MARKET STRATEGY FUND - CLASS A SAAT CORE MARKET STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.90%
Total Annual Fund Operating Expenses	[2]	1.27%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading ���Fees and Expenses,��� in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CORE MARKET STRATEGY FUND - CLASS A SAAT CORE MARKET STRATEGY FUND	129	403	697	1,534

There are no other changes to the fees and expenses of the Core Market Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (Prospectus Summary): | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Market Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Core Market Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading ���Fees and Expenses,��� in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Core Market Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)
SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOKAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CORE MARKET STRATEGY FUND (Second Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Core Market Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Core Market Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CORE MARKET STRATEGY FUND - CLASS D SAAT CORE MARKET STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.90%
Total Annual Fund Operating Expenses	[2]	2.27%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CORE MARKET STRATEGY FUND - CLASS D SAAT CORE MARKET STRATEGY FUND	230	709	1,215	2,605

There are no other changes to the fees and expenses of the Core Market Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (Second Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Market Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Core Market Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Core Market Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)
SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,605

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT CORE MARKET STRATEGY FUND (Third Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Core Market Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Core Market Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT CORE MARKET STRATEGY FUND - CLASS I SAAT CORE MARKET STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.58%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.90%
Total Annual Fund Operating Expenses	[2]	1.58%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT CORE MARKET STRATEGY FUND - CLASS I SAAT CORE MARKET STRATEGY FUND	161	499	860	1,878

There are no other changes to the fees and expenses of the Core Market Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (Third Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Market Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Core Market Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Core Market Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)
SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMSX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT DEFENSIVE STRATEGY FUND (Prospectus Summary): | SAAT DEFENSIVE STRATEGY FUND
Defensive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Defensive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT DEFENSIVE STRATEGY FUND - CLASS A SAAT DEFENSIVE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.51%
Total Annual Fund Operating Expenses	[2]	0.88%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the ���Financial Highlights��� section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading ���Fees and Expenses,��� in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT DEFENSIVE STRATEGY FUND - CLASS A SAAT DEFENSIVE STRATEGY FUND	90	281	488	1,084

There are no other changes to the fees and expenses of the Defensive Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (Prospectus Summary): | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Defensive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Defensive Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading ���Fees and Expenses,��� in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Defensive Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)
SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNSAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,084

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the ���Financial Highlights��� section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT DEFENSIVE STRATEGY FUND (Second Summary Prospectus) | SAAT DEFENSIVE STRATEGY FUND
Defensive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Defensive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT DEFENSIVE STRATEGY FUND - Class D SAAT DEFENSIVE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)		0.51%
Total Annual Fund Operating Expenses	[1]	1.88%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT DEFENSIVE STRATEGY FUND - Class D SAAT DEFENSIVE STRATEGY FUND	191	591	1,016	2,201

There are no other changes to the fees and expenses of the Defensive Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (Second Summary Prospectus) | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Defensive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Defensive Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Defensive Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk��� Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-775 (3/12)
SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201

[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

SAAT DEFENSIVE STRATEGY FUND (Third Summary Prospectus) | SAAT DEFENSIVE STRATEGY FUND
Defensive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Fees and Expenses of the Defensive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT DEFENSIVE STRATEGY FUND - CLASS I SAAT DEFENSIVE STRATEGY FUND
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.60%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.31%
Total Annual Fund Operating Expenses	[2]	1.21%
[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years
SAAT DEFENSIVE STRATEGY FUND - CLASS I SAAT DEFENSIVE STRATEGY FUND	123	384	665

There are no other changes to the fees and expenses of the Defensive Strategy Fund.
Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (Third Summary Prospectus) | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Defensive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Defensive Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Defensive Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund ��SIMT Multi-Asset Income Fund ��SIMT Multi-Asset Inflation Managed Fund ��SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk ���Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)
SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEDIX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund���s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.